Offerings	Oct. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights to purchase Class A common stock, preferred stock, debt securities or warrants
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 305,138,733.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,547.07
Offering Note	The amount to be registered consists of up to $650,000,000 of an indeterminate amount of shares of Class A common stock, shares of preferred stock, debt securities, warrants, rights and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of Class A common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable shares of preferred stock and/or debt securities registered hereby, or (ii) shares of Class A common stock, shares of preferred stock, debt securities or units as may be issued upon exercise of warrants or rights registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. The maximum aggregate offering price is estimated solely for purposes of computing the registration fee pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement (this "Registration Statement") exceed $650,000,000. No separate consideration will be received for (i) shares of Class A common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable shares of preferred stock and/or debt securities registered hereby, or (ii) shares of Class A common stock, shares of preferred stock, debt securities or units that may be issued upon exercise of warrants or rights registered hereby, as the case may be.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights to purchase Class A common stock, preferred stock, debt securities or warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 344,861,267.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275701
Carry Forward Initial Effective Date	Nov. 30, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 50,901.52
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $500,000,000 pursuant to a registration statement on Form S-3 (File No. 333-275701) initially filed with the Securities and Exchange Commission on November 22, 2023 and declared effective on November 30, 2023 (as amended, the "Expiring Registration Statement") and, in connection therewith, paid a filing fee of $73,800. Of such securities, an aggregate of $344,861,267 remains unsold as of the date of filing of this Registration Statement (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include the Unsold Securities, and the filing fee of $50,901.52 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Expiring Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this Registration Statement. In accordance with Rule 415(a)(5) and Rule 415(a)(6), the registrant may continue to offer and sell the securities covered by the Expiring Registration Statement during the grace period afforded by Rule 415(a)(5). To the extent that, after the filing date hereof and prior to effectiveness of this Registration Statement, the registrant sells any Unsold Securities under the Expiring Registration Statement pursuant to Rule 415(a)(5), the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Expiring Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of securities to be registered on this Registration Statement, if any. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Expiring Registration Statement shall be deemed terminated upon the earlier of (i) the effective date of this Registration Statement or (ii) 180 days after the third anniversary of the initial effective date of the Expiring Registration Statement.